Schedule of investments
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.84%
Global / International Equity Funds — 19.59%
Delaware Ivy VIP International Core EquityClass II	3,741,820	$ 57,100,178
Delaware VIP Global Value EquityClass II	6,155,308	29,914,796
		87,014,974
Taxable Fixed Income Funds — 34.05%
Delaware Ivy VIP Corporate BondClass II	17,540,275	81,036,073
Delaware Ivy VIP High IncomeClass I	1,110,762	3,232,316
Delaware Ivy VIP Limited-Term BondClass II	14,396,504	66,943,742
		151,212,131
US Equity Funds — 44.20%
Delaware Ivy VIP Core EquityClass II	4,276,365	52,214,421
Delaware Ivy VIP GrowthClass II	6,197,107	55,711,993
Delaware Ivy VIP Mid Cap GrowthClass I	2,049,338	21,845,943
Delaware Ivy VIP Small Cap GrowthClass I	631,848	4,176,512
Delaware Ivy VIP Smid Cap CoreClass II	1,063,523	12,198,609
Delaware Ivy VIP ValueClass II	8,917,784	50,117,948
		196,265,426
Total Affiliated Mutual Funds (cost $534,201,315)		434,492,531

	Number of shares	Value (US $)

Short-Term Investments — 1.97%
Money Market Mutual Funds — 1.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	2,190,052	$ 2,190,052
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	2,190,051	2,190,051
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	2,190,051	2,190,051
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	2,190,052	2,190,052
Total Short-Term Investments (cost $8,760,206)		8,760,206

Total Value of Securities—99.81% (cost $542,961,521)		443,252,737
Receivables and Other Assets Net of Liabilities—0.19%★		846,636
Net Assets Applicable to 97,733,207 Shares Outstanding—100.00%		$444,099,373
★	Includes $1,048,800 cash collateral held at broker for futures contracts as of March 31, 2023.
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(12)	E-Mini Russell 2000 Index	$(1,088,100)	$(1,105,619)	6/16/23	$17,519	$—	$(20,040)
(87)	E-Mini S&P 500 Index	(17,999,213)	(17,204,018)	6/16/23	—	(795,195)	(251,213)
Total Futures Contracts			$(18,309,637)		$17,519	$(795,195)	$(271,253)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
NQ-AIV0420 [3/23] 5/23 (2912893)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility   (Unaudited)
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ-AIV0420 [3/23] 5/23 (2912893)